UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF
REGISTERED MANAGEMENT COMPANY

Investment Company Act file number: 811-00121

Name of Registrant: Vanguard Wellington Fund

Address of Registrant:
P.O. Box 2600
Valley Forge, PA 19482

Name and address of agent for service:
Heidi Stam, Esquire
P.O. Box 876
Valley Forge, PA 19482

Date of fiscal year end: November 30

Date of reporting period: February 28, 2013

Item 1: Schedule of Investments

Vanguard Wellington Fund

Schedule of Investments
As of February 28, 2013

		Market
		Value
	Shares	($000)
Common Stocks (65.1%)
Consumer Discretionary (6.2%)
Comcast Corp. Class A	25,357,820	1,008,988
Time Warner Inc.	14,733,070	783,357
Walt Disney Co.	11,498,602	627,709
Lowe's Cos. Inc.	15,701,700	599,020
Target Corp.	8,707,600	548,230
Ford Motor Co.	38,613,660	486,918
Johnson Controls Inc.	6,120,400	192,609
		4,246,831
Consumer Staples (5.7%)
Procter & Gamble Co.	8,444,575	643,308
PepsiCo Inc.	7,938,170	601,475
CVS Caremark Corp.	11,323,900	578,878
Philip Morris International Inc.	5,916,800	542,866
General Mills Inc.	8,768,790	405,556
Unilever NV	9,512,500	370,226
Archer-Daniels-Midland Co.	9,289,600	295,967
Walgreen Co.	4,254,630	174,185
Kraft Foods Group Inc.	3,463,200	167,861
Coca-Cola Co.	3,826,000	148,143
		3,928,465
Energy (7.5%)
Exxon Mobil Corp.	16,443,964	1,472,557
Chevron Corp.	7,315,970	857,066
Anadarko Petroleum Corp.	9,598,200	763,825
BP plc ADR	15,231,210	615,341
Occidental Petroleum Corp.	5,808,340	478,201
Baker Hughes Inc.	7,895,450	353,874
BG Group plc	16,961,074	299,085
Halliburton Co.	3,020,370	125,376
Encana Corp.	4,825,714	86,766
Petroleo Brasileiro SA ADR	5,643,100	82,784
		5,134,875
Financials (12.2%)
Wells Fargo & Co.	37,977,417	1,332,248
JPMorgan Chase & Co.	25,385,376	1,241,853
ACE Ltd.	8,791,760	750,728
Prudential Financial Inc.	11,040,460	613,518
PNC Financial Services Group Inc.	9,691,400	604,646
BlackRock Inc.	2,299,660	551,343
Citigroup Inc.	8,838,810	370,965
Standard Chartered plc	12,152,832	329,886
US Bancorp	8,724,400	296,455
UBS AG	18,177,834	287,392
Bank of America Corp.	24,015,000	269,688
Marsh & McLennan Cos. Inc.	6,331,800	235,163
* American International Group Inc.	6,094,500	231,652
Swiss Re AG	2,733,571	218,649
MetLife Inc.	5,783,285	204,960

Mitsubishi UFJ Financial Group Inc.	36,489,700	202,241
HSBC Holdings plc ADR	3,230,700	179,110
Morgan Stanley	6,559,050	147,907
State Street Corp.	2,408,227	136,282
Chubb Corp.	1,487,050	124,957
Hartford Financial Services Group Inc.	3,495,472	82,528
		8,412,171
Health Care (10.8%)
Pfizer Inc.	43,563,991	1,192,346
Merck & Co. Inc.	25,943,552	1,108,568
Johnson & Johnson	11,039,600	840,224
Eli Lilly & Co.	13,632,800	745,169
Roche Holding AG	2,790,911	638,583
Medtronic Inc.	13,822,700	621,469
Cardinal Health Inc.	12,177,400	562,718
AstraZeneca plc ADR	10,576,160	480,581
UnitedHealth Group Inc.	5,944,310	317,723
Teva Pharmaceutical Industries Ltd. ADR	8,404,500	314,328
Bristol-Myers Squibb Co.	8,230,900	304,296
* Celgene Corp.	1,482,100	152,923
* Gilead Sciences Inc.	3,324,600	141,994
		7,420,922
Industrials (8.0%)
Honeywell International Inc.	9,816,100	688,109
General Electric Co.	27,716,600	643,579
FedEx Corp.	5,608,420	591,296
United Parcel Service Inc. Class B	6,552,170	541,537
Eaton Corp. plc	7,733,500	479,245
Deere & Co.	5,098,290	447,783
Raytheon Co.	7,265,700	396,489
Boeing Co.	4,728,400	363,614
United Technologies Corp.	3,985,000	360,842
Siemens AG	3,298,247	342,329
Union Pacific Corp.	2,464,360	337,888
Schneider Electric SA	2,953,364	226,207
General Dynamics Corp.	1,503,990	102,226
CSX Corp.	933,600	21,417
		5,542,561
Information Technology (8.2%)
International Business Machines Corp.	5,256,400	1,055,643
Microsoft Corp.	27,537,090	765,531
Cisco Systems Inc.	28,553,750	595,346
Texas Instruments Inc.	16,453,772	565,516
Intel Corp.	26,505,000	552,629
Oracle Corp.	13,839,330	474,135
Automatic Data Processing Inc.	5,443,400	334,007
* EMC Corp.	13,837,020	318,390
Accenture plc Class A	3,588,450	266,837
QUALCOMM Inc.	3,856,850	253,125
* Yahoo! Inc.	11,807,530	251,619
* eBay Inc.	4,495,320	245,804
		5,678,582
Materials (2.0%)
Dow Chemical Co.	18,115,900	574,636
Air Products & Chemicals Inc.	4,024,550	347,480
CRH plc ADR	6,848,700	148,822

	BASF SE			1,176,799	110,521
	Goldcorp Inc.			3,021,300	98,011
*,^ ArcelorMittal				4,664,260	69,871
					1,349,341
Telecommunication Services (1.9%)
	AT&T Inc.			17,350,115	623,042
	Verizon Communications Inc.			10,628,430	494,541
	Vodafone Group plc			75,548,969	189,493
					1,307,076
Utilities (2.6%)
	NextEra Energy Inc.			7,459,900	536,143
	Dominion Resources Inc.			9,155,200	512,691
	Exelon Corp.			10,513,964	325,828
	Edison International			6,005,770	288,457
	Duke Energy Corp.			1,938,100	134,214
					1,797,333
Total Common Stocks (Cost $32,777,428)					44,818,157
				Face	Market
			Maturity	Amount	Value
		Coupon	Date	($000)	($000)
U.S. Government and Agency Obligations (6.9%)
U.S. Government Securities (4.0%)
	United States Treasury Note/Bond	0.250%	10/31/14	524,750	524,997
	United States Treasury Note/Bond	0.250%	11/30/14	290,000	290,136
	United States Treasury Note/Bond	0.125%	12/31/14	312,000	311,417
	United States Treasury Note/Bond	1.500%	6/30/16	540,105	559,430
	United States Treasury Note/Bond	0.875%	1/31/17	12,165	12,325
	United States Treasury Note/Bond	0.750%	10/31/17	230,000	230,575
	United States Treasury Note/Bond	2.750%	2/15/19	30,350	33,461
	United States Treasury Note/Bond	1.750%	5/15/22	65,320	65,289
	United States Treasury Note/Bond	1.625%	11/15/22	160,000	156,750
	United States Treasury Note/Bond	2.750%	11/15/42	643,050	598,943
					2,783,323
Conventional Mortgage-Backed Securities (2.7%)
1,2,8Freddie Mac Gold Pool		5.000%	1/1/33–3/1/43	605,971	653,292
[1,2] Freddie Mac Gold Pool		5.500%	3/1/23–3/1/41	685,780	744,808
[2,8] Ginnie Mae I Pool		4.000%	3/1/43	402,000	436,926
2	Ginnie Mae I Pool	7.000%	11/15/31–11/15/33	5,641	6,548
2	Ginnie Mae I Pool	8.000%	6/15/17	25	25
2	Ginnie Mae II Pool	3.500%	3/1/42–10/20/42	2,953	3,594
					1,845,193
Nonconventional Mortgage-Backed Securities (0.2%)
[1,2] Fannie Mae REMICS		3.500%	4/25/31	9,730	10,058
[1,2] Fannie Mae REMICS		4.000%	9/25/29–5/25/31	18,581	20,273
[1,2] Freddie Mac REMICS		3.500%	3/15/31	5,760	5,958
[1,2] Freddie Mac REMICS		4.000%	12/15/30–4/15/31	108,686	117,986
					154,275
Total U.S. Government and Agency Obligations (Cost $4,738,969)					4,782,791
Asset-Backed/Commercial Mortgage-Backed Securities (0.8%)
2	Ally Auto Receivables Trust 2010-4	1.350%	12/15/15	12,550	12,644
[2,3] Ally Master Owner Trust		2.880%	4/15/15	22,650	22,716
2	Ally Master Owner Trust	2.150%	1/15/16	48,866	49,151
2	Ally Master Owner Trust Series 2012-5	1.540%	9/15/19	105,755	106,590

2	AmeriCredit Automobile Receivables Trust
	2011-3	1.170%	1/8/16	10,765	10,814
[2,3] Avis Budget Rental Car Funding AESOP LLC		2.090%	4/20/15	56,275	57,064
[2,3] Avis Budget Rental Car Funding AESOP LLC		3.150%	3/20/17	12,000	12,511
2	COMM 2012-CCRE2 Mortgage Trust	3.147%	8/15/45	18,085	18,818
2	Ford Credit Floorplan Master Owner Trust	1.500%	9/15/15	13,350	13,412
[2,4] Ford Credit Floorplan Master Owner Trust		2.120%	2/15/16	25,390	25,677
[2,3] Ford Credit Floorplan Master Owner Trust A
	Series 2010-3	4.200%	2/15/17	16,270	17,377
2	Ford Credit Floorplan Master Owner Trust A
	Series 2012-2	1.920%	1/15/19	30,861	31,835
2	GE Capital Credit Card Master Note Trust	3.800%	11/15/17	32,000	33,546
2	GE Commercial Mortgage Corp. Series 2003-
	C2 Trust	5.145%	7/10/37	8,143	8,197
[2,3] Hertz Vehicle Financing LLC		4.260%	3/25/14	4,917	4,927
[2,3] Hertz Vehicle Financing LLC		2.200%	3/25/16	36,320	37,307
[2,3] HLSS Servicer Advance Receivables Backed
	Notes	1.495%	1/16/46	7,850	7,901
[2,3] HLSS Servicer Advance Receivables Backed
	Notes	2.289%	1/15/48	11,385	11,484
2	Santander Drive Auto Receivables Trust
	2011-1	2.350%	11/16/15	13,545	13,733
2	World Omni Automobile Lease Securitization
	Trust 2011-A	1.490%	10/15/14	27,925	28,072
Total Asset-Backed/Commercial Mortgage-Backed Securities (Cost $516,670)					523,776
Corporate Bonds (22.2%)
Finance (9.2%)
	Banking (6.8%)
	American Express Centurion Bank	6.000%	9/13/17	20,000	23,925
	American Express Credit Corp.	5.875%	5/2/13	44,000	44,389
	American Express Credit Corp.	2.750%	9/15/15	10,000	10,458
	American Express Credit Corp.	2.375%	3/24/17	71,985	75,247
	Bank of America Corp.	6.000%	9/1/17	69,725	80,942
	Bank of America Corp.	5.750%	12/1/17	30,000	34,686
	Bank of America Corp.	5.875%	1/5/21	40,000	47,566
	Bank of America Corp.	5.875%	2/7/42	9,965	12,003
	Bank of America NA	5.300%	3/15/17	68,000	76,123
	Bank of America NA	6.000%	10/15/36	30,000	36,451
	Bank of Montreal	2.500%	1/11/17	79,535	83,474
	Bank of New York Mellon Corp.	4.950%	3/15/15	58,655	63,925
	Bank of Nova Scotia	3.400%	1/22/15	82,000	86,339
	Barclays Bank plc	2.375%	1/13/14	53,000	53,796
	Barclays Bank plc	5.000%	9/22/16	15,570	17,559
	Barclays Bank plc	5.125%	1/8/20	30,000	34,568
	BB&T Corp.	3.200%	3/15/16	34,000	36,310
	BB&T Corp.	4.900%	6/30/17	8,045	9,007
	BB&T Corp.	5.250%	11/1/19	8,000	9,343
	Bear Stearns Cos. LLC	6.400%	10/2/17	8,765	10,556
	Bear Stearns Cos. LLC	7.250%	2/1/18	16,385	20,424
	BNY Mellon NA	4.750%	12/15/14	4,750	5,084
	Canadian Imperial Bank of Commerce	2.350%	12/11/15	56,000	58,452
	Capital One Bank USA NA	6.500%	6/13/13	20,705	21,025
	Capital One Financial Corp.	2.150%	3/23/15	27,380	27,988
	Capital One Financial Corp.	3.150%	7/15/16	10,000	10,658
	Capital One Financial Corp.	5.250%	2/21/17	3,580	4,061
	Capital One Financial Corp.	4.750%	7/15/21	18,835	21,446
	Citigroup Inc.	4.587%	12/15/15	23,975	26,009

Citigroup Inc.	3.953%	6/15/16	41,322	44,416
Citigroup Inc.	5.850%	8/2/16	30,000	34,107
Citigroup Inc.	4.450%	1/10/17	35,670	39,328
Citigroup Inc.	6.125%	11/21/17	64,960	76,674
Citigroup Inc.	6.125%	5/15/18	9,500	11,343
Citigroup Inc.	8.500%	5/22/19	34,000	45,566
Citigroup Inc.	5.375%	8/9/20	26,025	30,429
Citigroup Inc.	4.500%	1/14/22	20,000	22,199
Citigroup Inc.	6.625%	6/15/32	45,000	53,107
Citigroup Inc.	6.125%	8/25/36	30,000	33,975
Citigroup Inc.	8.125%	7/15/39	8,325	12,323
Citigroup Inc.	5.875%	1/30/42	1,290	1,567
3 Cooperatieve Centrale Raiffeisen-
Boerenleenbank BA	3.200%	3/11/15	52,000	54,181
3 Credit Agricole SA	3.500%	4/13/15	50,000	51,914
Credit Suisse	5.000%	5/15/13	87,750	88,541
Credit Suisse	2.200%	1/14/14	41,000	41,560
Credit Suisse	5.500%	5/1/14	30,000	31,711
Deutsche Bank Financial LLC	5.375%	3/2/15	59,215	63,698
Goldman Sachs Group Inc.	5.350%	1/15/16	58,000	64,319
Goldman Sachs Group Inc.	5.625%	1/15/17	40,000	44,956
Goldman Sachs Group Inc.	5.950%	1/18/18	44,000	51,433
Goldman Sachs Group Inc.	6.000%	6/15/20	5,000	5,948
Goldman Sachs Group Inc.	5.250%	7/27/21	23,720	27,007
Goldman Sachs Group Inc.	5.750%	1/24/22	34,725	40,842
Goldman Sachs Group Inc.	3.625%	1/22/23	63,920	64,302
Goldman Sachs Group Inc.	6.450%	5/1/36	50,000	54,578
Goldman Sachs Group Inc.	6.750%	10/1/37	43,995	49,805
Goldman Sachs Group Inc.	6.250%	2/1/41	35,320	42,711
3 HSBC Bank plc	2.000%	1/19/14	9,820	9,884
3 HSBC Bank plc	3.500%	6/28/15	17,937	18,961
3 HSBC Bank plc	4.750%	1/19/21	62,040	71,457
HSBC Bank USA NA	4.625%	4/1/14	19,710	20,524
HSBC Holdings plc	4.000%	3/30/22	72,455	77,560
HSBC Holdings plc	6.500%	5/2/36	25,000	31,143
HSBC Holdings plc	6.100%	1/14/42	54,000	69,539
HSBC USA Inc.	1.625%	1/16/18	39,500	39,536
3 ING Bank NV	2.000%	10/18/13	40,000	40,237
3 ING Bank NV	3.750%	3/7/17	23,000	24,656
JPMorgan Chase & Co.	5.125%	9/15/14	14,550	15,448
JPMorgan Chase & Co.	5.250%	5/1/15	40,000	43,474
JPMorgan Chase & Co.	6.000%	1/15/18	57,000	68,019
JPMorgan Chase & Co.	6.300%	4/23/19	10,340	12,663
JPMorgan Chase & Co.	4.950%	3/25/20	55,000	63,005
JPMorgan Chase & Co.	4.350%	8/15/21	31,386	34,741
JPMorgan Chase & Co.	4.500%	1/24/22	20,000	22,238
JPMorgan Chase & Co.	3.250%	9/23/22	18,645	18,794
JPMorgan Chase & Co.	5.600%	7/15/41	96,000	115,791
JPMorgan Chase & Co.	5.400%	1/6/42	18,035	21,260
Mellon Funding Corp.	5.000%	12/1/14	30,000	32,105
Merrill Lynch & Co. Inc.	6.050%	5/16/16	70,000	77,864
Merrill Lynch & Co. Inc.	6.400%	8/28/17	23,000	27,028
Merrill Lynch & Co. Inc.	6.875%	4/25/18	40,000	48,528
Morgan Stanley	6.750%	10/15/13	25,775	26,694
Morgan Stanley	7.070%	2/10/14	17,500	18,177
Morgan Stanley	4.750%	4/1/14	70,000	72,371
Morgan Stanley	6.000%	5/13/14	7,835	8,271

	Morgan Stanley	6.000%	4/28/15	44,000	48,032
	Morgan Stanley	3.800%	4/29/16	9,470	10,033
	Morgan Stanley	5.450%	1/9/17	70,000	78,380
	Morgan Stanley	5.625%	9/23/19	9,800	11,329
	Morgan Stanley	5.750%	1/25/21	79,825	92,512
	Morgan Stanley	6.250%	8/9/26	20,000	23,760
	National City Corp.	6.875%	5/15/19	13,950	17,436
3	Nordea Bank AB	2.125%	1/14/14	39,500	39,957
3	Nordea Bank AB	3.700%	11/13/14	22,880	24,023
	Northern Trust Corp.	3.450%	11/4/20	9,000	9,702
	Paribas	6.950%	7/22/13	40,000	40,827
	PNC Bank NA	4.875%	9/21/17	50,000	56,948
2	PNC Financial Services Group Inc.	8.250%	5/31/49	44,000	44,495
3	Standard Chartered plc	3.850%	4/27/15	14,990	15,782
	State Street Corp.	5.375%	4/30/17	76,315	88,828
3	Svenska Handelsbanken AB	4.875%	6/10/14	56,000	58,724
	Svenska Handelsbanken AB	2.875%	4/4/17	40,000	42,421
	UBS AG	3.875%	1/15/15	29,052	30,893
	UBS AG	5.875%	7/15/16	50,000	55,819
	UBS AG	4.875%	8/4/20	8,000	9,213
	US Bancorp	2.875%	11/20/14	32,000	33,268
	US Bancorp	1.650%	5/15/17	32,000	32,567
	US Bank NA	6.300%	2/4/14	30,000	31,624
	Wachovia Bank NA	6.600%	1/15/38	60,000	80,381
	Wachovia Corp.	5.500%	5/1/13	35,000	35,278
	Wachovia Corp.	5.250%	8/1/14	2,900	3,080
	Wells Fargo & Co.	4.625%	4/15/14	15,000	15,660
	Wells Fargo & Co.	3.750%	10/1/14	28,000	29,395
	Wells Fargo & Co.	3.625%	4/15/15	2,200	2,332
	Wells Fargo & Co.	3.676%	6/15/16	19,000	20,605
	Wells Fargo & Co.	5.125%	9/15/16	25,000	28,168
	Wells Fargo & Co.	2.625%	12/15/16	53,000	55,885
	Wells Fargo & Co.	5.625%	12/11/17	31,150	36,936
	Wells Fargo & Co.	3.500%	3/8/22	72,215	76,201
	Wells Fargo & Co.	3.450%	2/13/23	35,620	36,031

	Brokerage (0.0%)
	Ameriprise Financial Inc.	5.300%	3/15/20	11,590	13,766

	Finance Companies (0.6%)
	General Electric Capital Corp.	5.400%	2/15/17	10,000	11,532
	General Electric Capital Corp.	4.625%	1/7/21	117,000	132,349
	General Electric Capital Corp.	5.300%	2/11/21	30,850	35,538
	General Electric Capital Corp.	3.150%	9/7/22	70,030	70,130
	General Electric Capital Corp.	6.750%	3/15/32	30,000	38,454
	General Electric Capital Corp.	6.150%	8/7/37	37,800	45,929
	General Electric Capital Corp.	5.875%	1/14/38	24,240	28,487
	General Electric Capital Corp.	6.875%	1/10/39	25,440	33,413
[2,3] US Trade Funding Corp.		4.260%	11/15/14	3,926	4,044

	Insurance (1.5%)
	ACE Capital Trust II	9.700%	4/1/30	20,000	29,050
	ACE INA Holdings Inc.	2.600%	11/23/15	11,000	11,564
	ACE INA Holdings Inc.	5.800%	3/15/18	40,360	49,072
	Aetna Inc.	1.750%	5/15/17	2,636	2,681
	Aetna Inc.	6.500%	9/15/18	11,460	14,183
	Allstate Corp.	5.000%	8/15/14	10,000	10,611

2 Allstate Corp.	6.500%	5/15/57	20,000	21,700
2 Allstate Corp.	6.125%	5/15/67	30,000	31,575
Chubb Corp.	6.000%	5/11/37	50,000	64,438
3 Farmers Exchange Capital	7.050%	7/15/28	25,000	31,494
Genworth Global Funding Trusts	5.750%	5/15/13	25,000	25,221
Hartford Financial Services Group Inc.	4.625%	7/15/13	9,000	9,125
Hartford Financial Services Group Inc.	4.750%	3/1/14	15,000	15,495
3 Jackson National Life Insurance Co.	8.150%	3/15/27	39,480	51,522
3 Liberty Mutual Insurance Co.	7.875%	10/15/26	31,210	39,874
3 MassMutual Global Funding II	2.875%	4/21/14	11,390	11,675
MetLife Inc.	4.125%	8/13/42	5,565	5,309
3 Metropolitan Life Global Funding I	5.125%	6/10/14	20,000	21,101
3 Metropolitan Life Global Funding I	1.500%	1/10/18	50,360	50,253
3 Metropolitan Life Insurance Co.	7.700%	11/1/15	51,000	58,951
3 New York Life Global Funding	1.650%	5/15/17	44,000	44,816
3 New York Life Insurance Co.	5.875%	5/15/33	55,395	67,640
Prudential Financial Inc.	4.750%	4/1/14	28,700	29,967
Prudential Financial Inc.	5.100%	9/20/14	10,000	10,652
Prudential Financial Inc.	3.000%	5/12/16	11,995	12,684
Prudential Financial Inc.	4.500%	11/15/20	34,365	38,477
Torchmark Corp.	7.875%	5/15/23	45,000	59,422
Travelers Cos. Inc.	5.800%	5/15/18	32,500	39,923
UnitedHealth Group Inc.	6.000%	6/15/17	9,500	11,295
UnitedHealth Group Inc.	6.000%	2/15/18	26,300	31,849
UnitedHealth Group Inc.	3.875%	10/15/20	27,960	30,742
UnitedHealth Group Inc.	2.875%	3/15/22	3,335	3,386
UnitedHealth Group Inc.	4.250%	3/15/43	67,400	66,272
WellPoint Inc.	4.350%	8/15/20	10,000	11,090
WellPoint Inc.	3.125%	5/15/22	53,740	53,963
WellPoint Inc.	3.300%	1/15/23	8,585	8,690

Real Estate Investment Trusts (0.3%)
Duke Realty LP	6.500%	1/15/18	8,755	10,397
HCP Inc.	3.750%	2/1/16	7,950	8,511
Realty Income Corp.	6.750%	8/15/19	21,075	26,078
Simon Property Group LP	5.100%	6/15/15	50,000	54,822
Simon Property Group LP	6.100%	5/1/16	49,050	56,274
3 WEA Finance LLC	7.125%	4/15/18	34,000	41,875
				6,358,208
Industrial (10.7%)
Basic Industry (0.3%)
BHP Billiton Finance USA Ltd.	7.250%	3/1/16	15,000	17,573
EI du Pont de Nemours & Co.	2.750%	4/1/16	54,000	57,344
Rio Tinto Alcan Inc.	7.250%	3/15/31	21,273	30,126
Rio Tinto Finance USA Ltd.	6.500%	7/15/18	37,000	45,944
Rio Tinto Finance USA plc	2.000%	3/22/17	8,095	8,290
Rio Tinto Finance USA plc	3.500%	3/22/22	17,000	17,787
2 Rohm and Haas Holdings Ltd.	9.800%	4/15/20	5,625	6,653

Capital Goods (0.8%)
3M Co.	6.375%	2/15/28	24,990	34,601
Boeing Co.	8.625%	11/15/31	9,460	14,324
Caterpillar Financial Services Corp.	1.625%	6/1/17	25,220	25,719
Caterpillar Inc.	3.900%	5/27/21	51,914	57,718
Caterpillar Inc.	2.600%	6/26/22	11,345	11,397
Caterpillar Inc.	3.803%	8/15/42	13,960	13,462
Deere & Co.	7.125%	3/3/31	17,500	24,664

General Dynamics Corp.	3.875%	7/15/21	14,925	16,566
General Electric Co.	5.250%	12/6/17	21,685	25,450
General Electric Co.	4.125%	10/9/42	8,735	8,749
Honeywell International Inc.	4.250%	3/1/21	40,681	46,913
John Deere Capital Corp.	2.250%	4/17/19	28,125	29,143
John Deere Capital Corp.	1.700%	1/15/20	21,935	21,617
3 Siemens Financieringsmaatschappij NV	5.750%	10/17/16	89,650	103,622
United Technologies Corp.	1.800%	6/1/17	21,785	22,442
United Technologies Corp.	3.100%	6/1/22	7,010	7,329
United Technologies Corp.	7.500%	9/15/29	19,230	27,664
United Technologies Corp.	6.050%	6/1/36	20,325	26,081
United Technologies Corp.	6.125%	7/15/38	45,000	58,854

Communication (2.3%)
America Movil SAB de CV	3.125%	7/16/22	69,290	69,109
America Movil SAB de CV	4.375%	7/16/42	20,430	19,644
AT&T Inc.	5.100%	9/15/14	30,160	32,179
AT&T Inc.	2.950%	5/15/16	23,655	25,102
AT&T Inc.	1.600%	2/15/17	38,000	38,481
AT&T Inc.	1.400%	12/1/17	24,000	23,890
AT&T Inc.	5.600%	5/15/18	44,000	52,592
AT&T Inc.	4.450%	5/15/21	10,000	11,306
AT&T Inc.	6.450%	6/15/34	73,115	90,085
AT&T Inc.	6.800%	5/15/36	11,305	14,409
AT&T Inc.	6.500%	9/1/37	9,675	12,110
AT&T Inc.	6.550%	2/15/39	15,265	19,177
BellSouth Corp.	5.200%	9/15/14	20,000	21,347
BellSouth Corp.	6.550%	6/15/34	32,225	37,872
BellSouth Corp.	6.000%	11/15/34	11,995	13,468
BellSouth Telecommunications Inc.	7.000%	12/1/95	27,600	33,031
CBS Corp.	4.300%	2/15/21	27,830	30,119
CBS Corp.	3.375%	3/1/22	15,680	15,902
Cellco Partnership / Verizon Wireless Capital
LLC	5.550%	2/1/14	28,000	29,203
Cellco Partnership / Verizon Wireless Capital
LLC	8.500%	11/15/18	21,000	28,446
Comcast Corp.	5.700%	5/15/18	20,000	24,143
Comcast Corp.	5.650%	6/15/35	4,725	5,532
Comcast Corp.	6.500%	11/15/35	4,720	6,089
Comcast Corp.	4.650%	7/15/42	34,070	35,493
Comcast Corp.	4.500%	1/15/43	22,000	22,641
3 COX Communications Inc.	4.700%	12/15/42	5,775	5,679
3 Deutsche Telekom International Finance BV	2.250%	3/6/17	15,785	16,200
3 Deutsche Telekom International Finance BV	4.875%	3/6/42	27,715	28,243
DIRECTV Holdings LLC / DIRECTV Financing
Co. Inc.	3.125%	2/15/16	7,665	8,036
DIRECTV Holdings LLC / DIRECTV Financing
Co. Inc.	3.500%	3/1/16	31,150	33,031
DIRECTV Holdings LLC / DIRECTV Financing
Co. Inc.	1.750%	1/15/18	18,320	18,004
DIRECTV Holdings LLC / DIRECTV Financing
Co. Inc.	5.200%	3/15/20	20,000	22,483
DIRECTV Holdings LLC / DIRECTV Financing
Co. Inc.	4.600%	2/15/21	5,000	5,367
DIRECTV Holdings LLC / DIRECTV Financing
Co. Inc.	6.000%	8/15/40	10,000	10,463

DIRECTV Holdings LLC / DIRECTV Financing
Co. Inc.	6.375%	3/1/41	27,190	29,721
Discovery Communications LLC	5.625%	8/15/19	10,635	12,696
Discovery Communications LLC	5.050%	6/1/20	8,365	9,690
Discovery Communications LLC	4.950%	5/15/42	4,175	4,316
France Telecom SA	4.125%	9/14/21	37,500	40,405
Grupo Televisa SAB	6.625%	1/15/40	25,090	31,377
NBCUniversal Media LLC	4.375%	4/1/21	23,900	26,984
News America Inc.	4.500%	2/15/21	14,500	16,352
News America Inc.	6.150%	2/15/41	33,265	40,339
3 SBA Tower Trust	2.933%	12/15/17	33,310	34,521
Telefonica Emisiones SAU	3.992%	2/16/16	34,790	35,953
Time Warner Cable Inc.	5.850%	5/1/17	34,980	40,695
Time Warner Cable Inc.	6.750%	6/15/39	29,985	35,701
Verizon Communications Inc.	5.500%	4/1/17	25,000	29,151
Verizon Communications Inc.	3.500%	11/1/21	5,495	5,774
Verizon Communications Inc.	5.850%	9/15/35	49,525	58,771
Verizon Communications Inc.	6.900%	4/15/38	9,710	12,752
Verizon Communications Inc.	4.750%	11/1/41	11,880	12,257
Verizon Global Funding Corp.	7.750%	12/1/30	56,410	79,592
Verizon Maryland Inc.	7.150%	5/1/23	10,000	10,086
Vodafone Group plc	5.000%	12/16/13	10,000	10,360
Vodafone Group plc	5.375%	1/30/15	40,000	43,435
Vodafone Group plc	2.875%	3/16/16	33,000	34,844
Vodafone Group plc	2.500%	9/26/22	41,355	39,934

Consumer Cyclical (1.9%)
Amazon.com Inc.	2.500%	11/29/22	34,760	33,632
3 American Honda Finance Corp.	1.500%	9/11/17	18,760	18,903
3 American Honda Finance Corp.	1.600%	2/16/18	30,845	30,998
AutoZone Inc.	3.700%	4/15/22	35,435	36,875
CVS Caremark Corp.	4.875%	9/15/14	25,200	26,847
CVS Caremark Corp.	5.750%	6/1/17	12,753	15,135
CVS Caremark Corp.	2.750%	12/1/22	50,000	49,566
Daimler Finance North America LLC	6.500%	11/15/13	23,615	24,563
3 Daimler Finance North America LLC	2.250%	7/31/19	69,485	69,747
Daimler Finance North America LLC	8.500%	1/18/31	33,000	51,206
eBay Inc.	1.350%	7/15/17	12,580	12,703
eBay Inc.	2.600%	7/15/22	20,130	20,023
Home Depot Inc.	3.950%	9/15/20	16,000	18,084
3 Hyundai Capital America	1.625%	10/2/15	14,955	15,040
Johnson Controls Inc.	7.125%	7/15/17	36,300	43,736
Lowe's Cos. Inc.	6.875%	2/15/28	5,790	7,494
Lowe's Cos. Inc.	6.500%	3/15/29	39,900	50,553
Lowe's Cos. Inc.	5.500%	10/15/35	20,000	23,240
Lowe's Cos. Inc.	6.650%	9/15/37	25,905	34,196
McDonald's Corp.	1.875%	5/29/19	16,685	16,976
McDonald's Corp.	2.625%	1/15/22	7,805	7,929
3 Nissan Motor Acceptance Corp.	1.950%	9/12/17	44,895	45,646
PACCAR Financial Corp.	1.600%	3/15/17	39,311	39,966
Target Corp.	5.875%	7/15/16	20,000	23,440
Target Corp.	2.900%	1/15/22	27,000	27,957
Time Warner Cos. Inc.	7.570%	2/1/24	20,000	26,738
Time Warner Cos. Inc.	6.950%	1/15/28	20,000	25,923
Time Warner Inc.	4.875%	3/15/20	14,000	16,060
Time Warner Inc.	4.750%	3/29/21	8,000	9,007
Toyota Motor Credit Corp.	2.800%	1/11/16	42,517	44,848

Toyota Motor Credit Corp.	1.750%	5/22/17	47,000	48,068
Toyota Motor Credit Corp.	1.250%	10/5/17	35,945	35,904
Viacom Inc.	6.125%	10/5/17	7,500	8,922
3 Volkswagen International Finance NV	1.625%	3/22/15	83,250	84,469
Wal-Mart Stores Inc.	3.250%	10/25/20	25,754	27,712
Wal-Mart Stores Inc.	4.250%	4/15/21	29,000	33,313
Wal-Mart Stores Inc.	5.625%	4/15/41	112,595	142,185
Walt Disney Co.	5.625%	9/15/16	30,000	34,822
Western Union Co.	5.930%	10/1/16	55,990	62,009

Consumer Noncyclical (3.5%)
3 AbbVie Inc.	1.750%	11/6/17	31,160	31,608
3 AbbVie Inc.	2.000%	11/6/18	37,390	37,790
Altria Group Inc.	4.750%	5/5/21	23,376	26,257
Altria Group Inc.	2.850%	8/9/22	11,000	10,790
Amgen Inc.	2.300%	6/15/16	25,340	26,359
Amgen Inc.	5.150%	11/15/41	36,000	39,499
Anheuser-Busch Cos. LLC	5.000%	3/1/19	15,000	17,639
Anheuser-Busch Cos. LLC	6.500%	1/1/28	19,550	24,046
Anheuser-Busch InBev Worldwide Inc.	5.375%	1/15/20	12,830	15,506
Anheuser-Busch InBev Worldwide Inc.	4.375%	2/15/21	36,000	41,186
Anheuser-Busch InBev Worldwide Inc.	2.500%	7/15/22	60,800	59,530
Anheuser-Busch InBev Worldwide Inc.	3.750%	7/15/42	4,720	4,470
AstraZeneca plc	1.950%	9/18/19	43,465	44,199
AstraZeneca plc	6.450%	9/15/37	23,385	30,787
3 BAT International Finance plc	3.250%	6/7/22	58,280	59,902
Baxter International Inc.	5.900%	9/1/16	12,498	14,603
Cardinal Health Inc.	1.700%	3/15/18	2,585	2,600
Cardinal Health Inc.	3.200%	3/15/23	13,035	13,231
3 Cargill Inc.	6.000%	11/27/17	25,000	29,976
3 Cargill Inc.	4.307%	5/14/21	60,532	66,865
3 Cargill Inc.	6.875%	5/1/28	19,355	24,575
3 Cargill Inc.	6.125%	4/19/34	28,980	34,820
Catholic Health Initiatives Colorado GO	1.600%	11/1/17	2,140	2,169
Catholic Health Initiatives Colorado GO	2.950%	11/1/22	6,035	6,083
2 Catholic Health Initiatives Colorado GO	4.350%	11/1/42	40,735	40,731
Coca-Cola Co.	5.350%	11/15/17	85,000	101,224
Coca-Cola Co.	3.300%	9/1/21	10,075	10,877
Coca-Cola Enterprises Inc.	3.500%	9/15/20	9,900	10,406
Coca-Cola Enterprises Inc.	4.500%	9/1/21	8,430	9,551
Coca-Cola HBC Finance BV	5.125%	9/17/13	43,000	43,713
Coca-Cola HBC Finance BV	5.500%	9/17/15	17,440	19,148
Colgate-Palmolive Co.	7.600%	5/19/25	13,920	20,541
ConAgra Foods Inc.	1.900%	1/25/18	9,090	9,175
ConAgra Foods Inc.	3.200%	1/25/23	7,690	7,661
Diageo Investment Corp.	2.875%	5/11/22	26,991	27,341
Dr Pepper Snapple Group Inc.	2.000%	1/15/20	7,850	7,743
Dr Pepper Snapple Group Inc.	2.700%	11/15/22	7,905	7,868
Express Scripts Holding Co.	6.250%	6/15/14	14,670	15,677
Express Scripts Holding Co.	2.650%	2/15/17	43,711	45,749
4 General Mills Inc.	6.390%	2/5/23	50,000	60,183
General Mills Inc.	4.150%	2/15/43	20,280	20,209
GlaxoSmithKline Capital Inc.	5.375%	4/15/34	45,000	53,440
GlaxoSmithKline Capital plc	1.500%	5/8/17	36,755	37,390
GlaxoSmithKline Capital plc	2.850%	5/8/22	28,930	29,487
3 Heineken NV	1.400%	10/1/17	8,150	8,127
3 Heineken NV	2.750%	4/1/23	6,450	6,308

3 Heineken NV	4.000%	10/1/42	1,390	1,332
Hershey Co.	4.850%	8/15/15	9,620	10,584
Johnson & Johnson	2.150%	5/15/16	21,705	22,797
Johnson & Johnson	5.150%	7/15/18	14,800	17,724
Kaiser Foundation Hospitals	3.500%	4/1/22	7,116	7,440
Kaiser Foundation Hospitals	4.875%	4/1/42	13,205	14,457
Kellogg Co.	4.000%	12/15/20	57,000	63,415
Kraft Foods Group Inc.	2.250%	6/5/17	11,390	11,826
Kraft Foods Group Inc.	3.500%	6/6/22	18,990	19,854
Kraft Foods Group Inc.	5.000%	6/4/42	12,505	13,558
McKesson Corp.	3.250%	3/1/16	6,650	7,120
McKesson Corp.	2.700%	12/15/22	7,710	7,667
Medtronic Inc.	4.750%	9/15/15	20,000	22,022
Memorial Sloan-Kettering Cancer Center New
York GO	4.125%	7/1/52	11,055	10,607
Merck & Co. Inc.	6.550%	9/15/37	10,000	13,922
Molson Coors Brewing Co.	2.000%	5/1/17	1,180	1,208
Molson Coors Brewing Co.	3.500%	5/1/22	5,525	5,743
Molson Coors Brewing Co.	5.000%	5/1/42	14,965	16,121
Mondelez International Inc.	5.375%	2/10/20	24,000	28,627
Pepsi Bottling Group Inc.	7.000%	3/1/29	10,000	13,956
PepsiCo Inc.	3.100%	1/15/15	38,800	40,750
PepsiCo Inc.	2.750%	3/1/23	45,000	44,865
PepsiCo Inc.	4.000%	3/5/42	51,391	51,301
Pfizer Inc.	5.350%	3/15/15	33,000	36,114
Philip Morris International Inc.	4.500%	3/26/20	8,250	9,494
Philip Morris International Inc.	4.125%	5/17/21	43,025	48,238
Philip Morris International Inc.	2.500%	8/22/22	21,645	21,335
Philip Morris International Inc.	2.625%	3/6/23	37,000	36,462
2 Procter & Gamble - Esop	9.360%	1/1/21	42,736	56,545
3 Roche Holdings Inc.	6.000%	3/1/19	14,250	17,734
3 SABMiller Holdings Inc.	2.450%	1/15/17	11,400	11,892
3 SABMiller Holdings Inc.	3.750%	1/15/22	2,390	2,556
3 SABMiller Holdings Inc.	4.950%	1/15/42	4,100	4,552
3 SABMiller plc	6.500%	7/1/16	50,000	57,944
Sanofi	4.000%	3/29/21	44,090	49,219
St. Jude Medical Inc.	2.500%	1/15/16	24,840	25,839
3 Tesco plc	5.500%	11/15/17	50,000	58,746
Thermo Fisher Scientific Inc.	3.250%	11/20/14	9,385	9,767
Thermo Fisher Scientific Inc.	3.200%	5/1/15	10,355	10,830
Thermo Fisher Scientific Inc.	3.200%	3/1/16	11,405	12,025
Thermo Fisher Scientific Inc.	1.850%	1/15/18	20,495	20,757
Unilever Capital Corp.	4.250%	2/10/21	95,235	108,964
Wyeth LLC	5.950%	4/1/37	25,000	32,259
Zeneca Wilmington Inc.	7.000%	11/15/23	29,000	39,055
3 Zoetis Inc.	3.250%	2/1/23	3,475	3,518
3 Zoetis Inc.	4.700%	2/1/43	4,170	4,271

Energy (0.9%)
Apache Finance Canada Corp.	7.750%	12/15/29	19,910	27,762
BP Capital Markets plc	3.125%	10/1/15	16,000	16,949
BP Capital Markets plc	3.200%	3/11/16	33,000	35,265
BP Capital Markets plc	1.846%	5/5/17	25,000	25,628
BP Capital Markets plc	4.750%	3/10/19	27,215	31,544
BP Capital Markets plc	4.500%	10/1/20	16,000	18,192
BP Capital Markets plc	3.245%	5/6/22	25,000	25,725
ConocoPhillips	5.200%	5/15/18	80,000	94,802

EOG Resources Inc.	5.625%	6/1/19	16,100	19,617
3 Motiva Enterprises LLC	5.750%	1/15/20	5,065	6,139
Occidental Petroleum Corp.	4.100%	2/1/21	39,240	44,676
Occidental Petroleum Corp.	2.700%	2/15/23	21,000	21,142
3 Schlumberger Investment SA	2.400%	8/1/22	23,925	23,519
Shell International Finance BV	3.250%	9/22/15	29,575	31,559
Shell International Finance BV	4.375%	3/25/20	38,000	44,034
Shell International Finance BV	2.250%	1/6/23	34,000	33,074
Suncor Energy Inc.	5.950%	12/1/34	20,700	24,962
Total Capital International SA	1.550%	6/28/17	44,415	45,075
Total Capital International SA	2.700%	1/25/23	33,630	33,762

Other Industrial (0.0%)
3 Hutchison Whampoa International 11 Ltd.	3.500%	1/13/17	6,145	6,522
2 Johns Hopkins University Maryland GO	4.083%	7/1/53	26,970	27,837

Technology (0.6%)
Cisco Systems Inc.	4.450%	1/15/20	40,000	46,130
Google Inc.	2.125%	5/19/16	20,435	21,351
Hewlett-Packard Co.	2.650%	6/1/16	17,000	17,329
Hewlett-Packard Co.	5.500%	3/1/18	29,135	32,430
Hewlett-Packard Co.	3.750%	12/1/20	82,000	80,512
Hewlett-Packard Co.	4.300%	6/1/21	26,000	26,026
International Business Machines Corp.	2.000%	1/5/16	40,400	41,988
International Business Machines Corp.	1.950%	7/22/16	23,211	24,124
International Business Machines Corp.	1.250%	2/6/17	10,075	10,179
International Business Machines Corp.	8.375%	11/1/19	25,000	35,112
International Business Machines Corp.	5.875%	11/29/32	25,000	32,523
Microsoft Corp.	4.000%	2/8/21	16,000	18,178
Oracle Corp.	6.125%	7/8/39	18,000	23,453

Transportation (0.4%)
Burlington Northern Santa Fe LLC	3.050%	3/15/22	7,595	7,775
2 Continental Airlines 2007-1 Class A Pass
Through Trust	5.983%	4/19/22	28,148	31,843
3 ERAC USA Finance LLC	2.250%	1/10/14	5,890	5,967
3 ERAC USA Finance LLC	5.900%	11/15/15	19,500	21,840
3 ERAC USA Finance LLC	2.750%	3/15/17	6,795	7,081
3 ERAC USA Finance LLC	4.500%	8/16/21	9,295	10,153
3 ERAC USA Finance LLC	3.300%	10/15/22	2,115	2,122
3 ERAC USA Finance LLC	7.000%	10/15/37	26,175	33,384
3 ERAC USA Finance LLC	5.625%	3/15/42	10,000	11,141
2 Federal Express Corp. 1998 Pass Through
Trust	6.720%	1/15/22	27,510	32,911
FedEx Corp.	2.625%	8/1/22	5,385	5,302
FedEx Corp.	3.875%	8/1/42	5,095	4,796
Southwest Airlines Co.	5.750%	12/15/16	32,500	36,749
2 Southwest Airlines Co. 1993-A Pass Through
Trust	7.540%	6/29/15	17,713	18,866
2 Southwest Airlines Co. 2007-1 Pass Through
Trust	6.150%	8/1/22	19,034	22,555
United Parcel Service Inc.	1.125%	10/1/17	4,680	4,707
United Parcel Service Inc.	2.450%	10/1/22	17,950	17,825
United Parcel Service Inc.	4.875%	11/15/40	14,815	17,095
				7,380,332

Utilities (2.3%)
Electric (1.9%)
Alabama Power Co.	5.550%	2/1/17	17,650	20,589
Alabama Power Co.	5.700%	2/15/33	15,000	18,682
Ameren Illinois Co.	6.125%	12/15/28	54,000	68,404
Carolina Power & Light Co.	6.300%	4/1/38	14,705	19,588
Commonwealth Edison Co.	5.950%	8/15/16	23,120	26,910
Connecticut Light & Power Co.	5.650%	5/1/18	13,655	16,422
Consolidated Edison Co. of New York Inc.	5.500%	9/15/16	20,930	24,275
Consolidated Edison Co. of New York Inc.	5.300%	12/1/16	25,505	29,379
Consolidated Edison Co. of New York Inc.	7.125%	12/1/18	11,278	14,692
Dominion Resources Inc.	5.200%	8/15/19	19,250	22,963
Duke Energy Carolinas LLC	5.250%	1/15/18	9,000	10,676
Duke Energy Carolinas LLC	5.100%	4/15/18	18,235	21,705
Duke Energy Carolinas LLC	3.900%	6/15/21	50,025	55,816
3 Enel Finance International NV	6.800%	9/15/37	29,505	31,139
Florida Power & Light Co.	5.650%	2/1/35	50,000	62,934
Florida Power & Light Co.	4.950%	6/1/35	10,000	11,707
Florida Power & Light Co.	5.650%	2/1/37	5,000	6,348
Florida Power & Light Co.	5.950%	2/1/38	39,215	51,386
Florida Power Corp.	6.350%	9/15/37	8,000	10,655
Florida Power Corp.	6.400%	6/15/38	27,055	36,242
Georgia Power Co.	5.400%	6/1/18	38,660	46,238
Georgia Power Co.	4.300%	3/15/42	23,145	23,906
MidAmerican Energy Holdings Co.	6.125%	4/1/36	25,000	31,357
National Rural Utilities Cooperative Finance
Corp.	3.875%	9/16/15	24,125	25,928
National Rural Utilities Cooperative Finance
Corp.	5.450%	2/1/18	60,000	71,653
Northern States Power Co.	6.250%	6/1/36	50,000	67,518
NSTAR LLC	4.500%	11/15/19	3,535	4,092
Pacific Gas & Electric Co.	4.250%	5/15/21	11,365	12,864
PacifiCorp	5.900%	8/15/34	12,500	15,679
PacifiCorp	6.250%	10/15/37	36,635	49,080
Peco Energy Co.	5.350%	3/1/18	20,545	24,612
Potomac Electric Power Co.	6.500%	11/15/37	25,000	34,333
PPL Energy Supply LLC	6.200%	5/15/16	13,573	15,469
Public Service Electric & Gas Co.	5.300%	5/1/18	25,100	29,684
San Diego Gas & Electric Co.	6.000%	6/1/26	3,600	4,818
South Carolina Electric & Gas Co.	5.800%	1/15/33	9,000	11,016
South Carolina Electric & Gas Co.	6.050%	1/15/38	34,000	43,738
Southern California Edison Co.	6.000%	1/15/34	7,695	10,059
Southern California Edison Co.	5.550%	1/15/37	50,475	62,384
Southern California Edison Co.	5.950%	2/1/38	40,000	52,113
Wisconsin Electric Power Co.	4.500%	5/15/13	21,565	21,740
Wisconsin Electric Power Co.	5.700%	12/1/36	17,280	22,176
Wisconsin Public Service Corp.	6.080%	12/1/28	45,000	56,439

Natural Gas (0.3%)
AGL Capital Corp.	6.375%	7/15/16	25,815	30,176
British Transco Finance Inc.	6.625%	6/1/18	50,000	61,972
3 DCP Midstream LLC	6.450%	11/3/36	30,325	33,871
KeySpan Corp.	4.650%	4/1/13	9,000	9,034
National Grid plc	6.300%	8/1/16	30,000	34,884
TransCanada PipeLines Ltd.	3.800%	10/1/20	47,125	52,516
Wisconsin Gas LLC	6.600%	9/15/13	13,100	13,486

Other Utility (0.1%)
UGI Utilities Inc.	5.753%	9/30/16	37,590	41,946

				1,575,293
Total Corporate Bonds (Cost $13,740,948)				15,313,833
Sovereign Bonds (U.S. Dollar-Denominated) (0.8%)
3 Abu Dhabi National Energy Co.	5.875%	10/27/16	41,140	46,649
3 CDP Financial Inc.	4.400%	11/25/19	40,000	46,145
3 Electricite de France SA	4.600%	1/27/20	50,000	55,591
3 Gazprom Neft OAO Via GPN Capital SA	4.375%	9/19/22	22,000	21,865
International Bank for Reconstruction &
Development	4.750%	2/15/35	40,000	49,359
Japan Finance Organization for Municipalities	4.625%	4/21/15	7,800	8,481
KFW	7.000%	3/1/13	10,000	10,006
Oesterreichische Kontrollbank AG	4.500%	3/9/15	10,500	11,330
Province of Ontario	4.500%	2/3/15	12,270	13,232
Province of Ontario	4.000%	10/7/19	56,415	64,469
Province of Ontario	4.400%	4/14/20	50,000	58,620
Quebec	5.125%	11/14/16	50,000	57,893
3 Ras Laffan Liquefied Natural Gas Co. Ltd. III	5.500%	9/30/14	14,985	15,974
Republic of South Africa	6.500%	6/2/14	21,900	23,273
3 Temasek Financial I Ltd.	2.375%	1/23/23	45,150	43,670
Total Sovereign Bonds (Cost $470,890)				526,557
Taxable Municipal Bonds (1.7%)
Atlanta GA Downtown Development Authority
Revenue	6.875%	2/1/21	9,770	12,004
Bay Area Toll Authority California Toll Bridge
Revenue (San Francisco Bay Area)	6.263%	4/1/49	40,000	54,586
California GO	5.700%	11/1/21	16,840	20,419
California GO	7.550%	4/1/39	13,375	19,413
California GO	7.300%	10/1/39	4,280	5,992
California GO	7.600%	11/1/40	23,935	35,010
Chicago IL Metropolitan Water Reclamation
District GO	5.720%	12/1/38	8,545	11,041
Chicago IL O'Hare International Airport
Revenue	6.845%	1/1/38	21,280	24,774
Chicago IL O'Hare International Airport
Revenue	6.395%	1/1/40	8,970	11,603
Dallas TX Area Rapid Transit Revenue	5.999%	12/1/44	29,925	40,095
Georgia Municipal Electric Power Authority
Revenue	6.637%	4/1/57	26,580	31,959
Houston TX GO	6.290%	3/1/32	25,000	31,646
Illinois GO	5.100%	6/1/33	3,145	3,117
Illinois Toll Highway Authority Revenue	6.184%	1/1/34	29,200	37,096
5 Kansas Development Finance Authority
Revenue (Public Employees Retirement
System)	5.501%	5/1/34	50,000	57,730
Los Angeles CA Department of Water &
Power Revenue	6.008%	7/1/39	15,645	19,762
Los Angeles CA Unified School District GO	5.750%	7/1/34	55,325	67,354
Louisville & Jefferson County KY Metropolitan
Sewer District Revenue	6.250%	5/15/43	19,000	25,679
Maryland Transportation Authority Facilities
Projects Revenue	5.888%	7/1/43	21,685	28,609
Massachusetts School Building Authority
Dedicated Sales Tax Revenue	5.715%	8/15/39	22,105	28,132

New Jersey Turnpike Authority Revenue	7.414%	1/1/40	35,285	51,645
New Jersey Turnpike Authority Revenue	7.102%	1/1/41	4,000	5,667
New York City NY Municipal Water Finance
Authority Water & Sewer System Revenue	5.790%	6/15/41	2,030	2,357
New York City NY Municipal Water Finance
Authority Water & Sewer System Revenue	5.882%	6/15/44	15,950	21,211
New York Metropolitan Transportation
Authority Revenue (Dedicated Tax Fund)	7.336%	11/15/39	10,860	15,998
New York Metropolitan Transportation
Authority Revenue (Dedicated Tax Fund)	6.089%	11/15/40	5,235	6,627
North Texas Tollway Authority System
Revenue	6.718%	1/1/49	61,100	83,172
Oregon Department of Transportation
Highway User Tax Revenue	5.834%	11/15/34	25,930	33,318
Oregon GO	5.902%	8/1/38	19,510	23,360
5 Oregon School Boards Association GO	5.528%	6/30/28	50,000	59,391
Partners Healthcare System Massachusetts
GO	3.443%	7/1/21	1,950	2,061
Port Authority of New York & New Jersey
Revenue	5.859%	12/1/24	12,735	16,600
Port Authority of New York & New Jersey
Revenue	6.040%	12/1/29	10,455	13,428
Port Authority of New York & New Jersey
Revenue	4.458%	10/1/62	53,000	53,476
President & Fellows of Harvard College
Massachusetts GO	6.300%	10/1/37	50,675	58,535
San Antonio TX Electric & Gas Systems
Revenue	5.985%	2/1/39	11,890	15,200
Stanford University	6.875%	2/1/24	34,745	48,231
Stanford University	7.650%	6/15/26	29,000	43,987
University of California Regents Medical
Center Revenue	6.548%	5/15/48	14,820	19,599
University of California Regents Medical
Center Revenue	6.583%	5/15/49	23,785	30,862
University of California Revenue	5.770%	5/15/43	24,325	29,419
Total Taxable Municipal Bonds (Cost $972,875)				1,200,165
			Shares
Temporary Cash Investments (2.3%)
Money Market Fund (0.0%)
[6,7] Vanguard Market Liquidity Fund	0.107%		15,332,800	15,333

			Face
			Amount
			($000)
Repurchase Agreements (2.3%)
Bank of America Securities, LLC
(Dated 2/28/13, Repurchase Value
$211,001,000, collateralized by Federal
National Mortgage Assn. 2.242%-3.500%,
3/1/26-11/1/42)	0.170%	3/1/13	211,000	211,000
Bank of Montreal
(Dated 2/28/13, Repurchase Value
$125,001,000, collateralized by U. S.
Treasury Note/Bond 1.500%, 7/31/16)	0.160%	3/1/13	125,000	125,000

Deutsche Bank Securities, Inc.
(Dated 2/28/13, Repurchase Value
$70,100,000, collateralized by Federal
National Mortgage Assn. 0.000%, 3/1/13)	0.200%	3/1/13	70,100	70,100
HSBC Bank USA
(Dated 2/28/13, Repurchase Value
$420,302,000, collateralized by Federal
Home Loan Mortgage Corp.
3.000%,10/1/42, and Government National
Mortgage Assn. 1.950%-4.500%, 5/15/39-
1/15/54)	0.190%	3/1/13	420,300	420,300
RBC Capital Markets LLC
(Dated 2/28/13, Repurchase Value
$249,001,000, collateralized by Federal
National Mortgage Assn. 3.000%-4.000%,
11/1/32-3/1/42)	0.190%	3/1/13	249,000	249,000
RBS Securities, Inc.
(Dated 2/28/13, Repurchase Value
$309,601,000, collateralized by U. S.
Treasury Note/Bond 0.125%-4.750%,
8/31/13-7/31/17)	0.150%	3/1/13	309,600	309,600
TD Securities (USA) LLC
(Dated 2/28/13, Repurchase Value
$157,001,000, collateralized by Federal
Home Loan Mortgage Corp. 3.500%,
9/1/42, and Federal National Mortgage
Assn. 4.000%, 5/1/42)	0.180%	3/1/13	157,000	157,000
UBS Securities LLC
(Dated 2/28/13, Repurchase Value
$13,600,000 collateralized by Federal
Home Loan Mortgage Corp. 4.000%,
2/1/26)	0.170%	3/1/13	13,600	13,600
				1,555,600
Total Temporary Cash Investments (Cost $1,570,933)				1,570,933
Total Investments (99.8%) (Cost $54,788,713)				68,736,212
Other Assets and Liabilities-Net (0.2%)[7]				126,530
Net Assets (100%)				68,862,742

* Non-income-producing security.
^ Part of security position is on loan to broker-dealers. The total value of securities on loan is $14,355,000.
1 The issuer was placed under federal conservatorship in September 2008; since that time, its daily operations have been managed by the Federal Housing Finance Agency and it receives capital from the U.S. Treasury, as needed to maintain a positive net worth, in exchange for senior preferred stock.
2 The average or expected maturity is shorter than the final maturity shown because of the possibility of interim principal payments and prepayments or the possibility of the issue being called.
3 Security exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At February 28, 2013, the aggregate value of these securities was $2,342,664,000, representing 3.4% of net assets.
4 Adjustable-rate security.
5 Scheduled principal and interest payments are guaranteed by AGM (Assured Guaranty Municipal Corporation).
6 Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
7 Includes $15,333,000 of collateral received for securities on loan.
8 Includes securities purchased on a when-issued or delayed-delivery basis for which the fund has not taken delivery as of February 28, 2013.
ADR—American Depositary Receipt.
GO—General Obligation Bond.

A. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Bonds, and temporary cash investments acquired over 60 days to maturity, are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Structured debt securities, including mortgages and asset-backed securities, are valued using the latest bid prices or using valuations based on a matrix system that considers such factors as issuer, tranche, nominal or option-adjusted spreads, weighted average coupon, weighted average maturity, credit enhancements, and collateral. Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value. Other temporary cash investments are valued at amortized cost, which approximates market value. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund's pricing time but after the close of the securities’ primary markets, are valued at their fair values calculated according to procedures adopted by the board of trustees. These procedures include obtaining quotations from an independent pricing service, monitoring news to identify significant market- or security-specific events, and evaluating changes in the values of foreign market proxies (for example, ADRs, futures contracts, or exchange-traded funds), between the time the foreign markets close and the fund's pricing time. When fair-value pricing is employed, the prices of securities used by a fund to calculate its net asset value may differ from quoted or published prices for the same securities.

B. Foreign Currency: Securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars using exchange rates obtained from an independent third party as of the fund's pricing time on the valuation date. Realized gains (losses) and unrealized appreciation (depreciation) on investment securities include the effects of changes in exchange rates since the securities were purchased, combined with the effects of changes in security prices. Fluctuations in the value of other assets and liabilities resulting from changes in exchange rates are recorded as unrealized foreign currency gains (losses) until the assets or liabilities are settled in cash, at which time they are recorded as realized foreign currency gains (losses).

Wellington Fund

C. Swap Contracts: The fund may invest in credit default swaps to adjust the overall credit exposure of the fund or to actively overweight or underweight credit exposure to a specific issuer or group of issuers. The fund has sold credit protection through credit default swaps to simulate investments in long positions that are either unavailable or considered to be less attractively priced in the bond market. Under the terms of the swaps, an up-front payment may be exchanged between the seller and buyer. In addition, the seller of the credit protection receives a periodic payment of premium from the buyer that is a fixed percentage applied to a notional principal amount. If, for example, the reference entity is subject to a credit event (such as bankruptcy, failure to pay, or obligation acceleration) during the term of the swap, the seller agrees to either physically settle or cash settle the swap contract. If the swap is physically settled, the seller agrees to pay the buyer an amount equal to the notional amount and take delivery of a debt instrument of the reference issuer with a par amount equal to such notional amount. If the swap is cash settled, the seller agrees to pay the buyer the difference between the notional amount and the final price for the relevant debt instrument, as determined either in a market auction or pursuant to a pre-agreed-upon valuation procedure.

The notional amounts of swap contracts are not recorded in the Schedule of Investments. Swaps are valued daily based on market quotations received from independent pricing services or recognized dealers and the change in value is recorded as unrealized appreciation (depreciation) until the seller of credit protection is required to take delivery (or, in a cash settled swap, pay the settlement amount determined) upon occurrence of a credit event, periodic payments are made, or the swap terminates, at which time realized gain (loss) is recorded. The net premium to be received or paid by the fund under swap contracts is accrued daily and recorded as realized gain (loss) over the life of the contract.

The primary risk associated with selling credit protection is that, upon the occurrence of a defined credit event, the market value of the debt instrument received by the fund (or, in a cash settled swap, the debt instruments used to determine the settlement payment by the fund) will be significantly less than the amount paid by the fund and, in a physically settled swap, the fund may receive an illiquid debt instrument. A risk for all types of swaps is that a counterparty will default on its obligation to pay amounts due to the fund. Upon a counterparty default, a fund's risk of loss, or exposure, is the amount of unrealized appreciation on the swap plus the cost of initiating a new swap with a new counterparty. The fund attempts to mitigate this risk by, among other things, performing a credit analysis of counterparties, monitoring exposure to counterparties, and requiring counterparties to post collateral to secure such exposure. The swap contracts contain provisions whereby a counterparty may terminate open contracts if the fund's net assets decline below a certain level, triggering a payment by the fund if the fund is in a net liability position at the time of the termination. The payment amount would be reduced by any collateral the fund has posted. Any securities posted as collateral for open contracts are noted in the Schedule of Investments.

Credit Default Swaps
				Remaining	Periodic
				Premium	Premium	Unrealized
			Notional	Received	Received	Appreciation
	Termination		Amount	(Paid)	(Paid)	(Depreciation)
Reference Entity	Date	Counterparty[1]	($000)	($000)	(%)	($000)
Credit Protection Sold/Moody’s Rating
MetLife Inc./A3	9/20/17	DBAG	10,800	838	1.000	776

1	DBAG—Deutsche Bank AG.

Wellington Fund

The notional amount represents the maximum potential amount the fund could be required to pay as a seller of credit protection if the reference entity was subject to a credit event.

D. To Be Announced (TBA) Transactions: A TBA transaction is an agreement to buy or sell mortgage-backed securities with agreed-upon characteristics (face amount, coupon, maturity) for settlement at a future date. The fund may enter into TBA sells to reduce its exposure to the mortgage-backed securities market or in order to dispose of mortgage-backed securities it owns under delayed-delivery arrangements. For TBA purchases, the fund maintains cash or short-term investments until settlement date in an amount sufficient to meet the purchase price.

E. Mortgage Dollar Rolls: The fund enters into mortgage-dollar-roll transactions, in which the fund sells mortgage-backed securities to a dealer and simultaneously agrees to purchase similar securities in the future at a predetermined price. The proceeds of the securities sold in mortgage-dollar-roll transactions are typically invested in high-quality short-term fixed income securities. The fund forgoes principal and interest paid on the securities sold, and is compensated by interest earned on the proceeds of the sale and by a lower price on the securities to be repurchased. The fund has also entered into mortgage-dollar-roll transactions in which the fund buys mortgage-backed securities from a dealer pursuant to a TBA transaction and simultaneously agrees to sell similar securities in the future at a predetermined price. The securities bought in mortgage-dollar-roll transactions are used to cover an open TBA sell position. The fund continues to earn interest on mortgage-backed security pools already held and receives a lower price on the securities to be sold in the future. The fund accounts for mortgage-dollar-roll transactions as purchases and sales; as such, these transactions may increase the fund's portfolio turnover rate. Amounts to be received or paid in connection with open mortgage dollar rolls are included in Receivables for Investment Securities Sold (Other Assets) or Payables for Investment Securities Purchased (Liabilities) in the Schedule of Investments. The primary risk associated with mortgage dollar rolls is that a counterparty will default on its obligations. This risk is mitigated by, among other things, performing a credit analysis of counterparties, allocating transactions among numerous counterparties, and monitoring exposure to each counterparty.

F. Repurchase Agreements: The fund may enter into repurchase agreements. Securities pledged as collateral for repurchase agreements are held by a custodian bank until the agreements mature. Each agreement requires that the market value of the collateral be sufficient to cover payments of interest and principal. In the event of default or bankruptcy by the other party to the agreement, the fund may sell or retain the collateral; however, such action may be subject to legal proceedings.

G. Security Lending: The fund may lend its securities to qualified institutional borrowers to earn additional income. Security loans are required to be secured at all times by collateral at least equal to the market value of securities loaned. The fund invests cash collateral received in Vanguard Market Liquidity Fund, and records a liability for the return of the collateral, during the period the securities are on loan. Security lending income represents fees charged to borrowers plus income earned on investing cash collateral, less expenses associated with the loan.

H. Various inputs may be used to determine the value of the fund's investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund's own assumptions used to determine the fair value of investments).

Wellington Fund

The following table summarizes the market value of the fund's investments as of February 28, 2013, based on the inputs used to value them:

	Level 1	Level 2	Level 3
Investments	($000)	($000)	($000)
Common Stocks	42,261,162	2,556,995
U.S. Government and Agency Obligations	—	4,782,791	—
Asset-Backed/Commercial Mortgage-Backed Securities	—	523,776	—
Corporate Bonds	—	15,313,833	—
Sovereign Bonds	—	526,557	—
Taxable Municipal Bonds	—	1,200,165	—
Temporary Cash Investments	15,333	1,555,600	—
Swap Contracts—Assets	—	776	—
Total	42,276,495	26,460,493	—

I. At February 28, 2013, the cost of investment securities for tax purposes was $54,837,010,000. Net unrealized appreciation of investment securities for tax purposes was $13,899,202,000, consisting of unrealized gains of $14,233,812,000 on securities that had risen in value since their purchase and $334,610,000 in unrealized losses on securities that had fallen in value since their purchase.

Item 2: Controls and Procedures

(a) Disclosure Controls and Procedures. The Principal Executive and Financial Officers concluded that the Registrant’s Disclosure Controls and Procedures are effective based on their evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

(b) Internal Control Over Financial Reporting. During the last fiscal quarter, there was no significant change in the Registrant’s internal control over financial reporting that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3: Exhibits

(a) Certifications

VANGUARD WELLINGTON FUND

By:	/s/ F. WILLIAM MCNABB III*
F. WILLIAM MCNABB III
CHIEF EXECUTIVE OFFICER

Date: April 18, 2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

VANGUARD WELLINGTON FUND

By:	/s/ F. WILLIAM MCNABB III*
F. WILLIAM MCNABB III
CHIEF EXECUTIVE OFFICER

Date: April 18, 2013

VANGUARD WELLINGTON FUND

By:	/s/ THOMAS J. HIGGINS*
THOMAS J. HIGGINS
CHIEF FINANCIAL OFFICER

Date: April 18, 2013

* By:/s/ Heidi Stam

Heidi Stam, pursuant to a Power of Attorney filed on March 27, 2012 see file Number 2-11444, Incorporated by Reference.